S000005650 [Member] Average Annual Total Returns	12 Months Ended			60 Months Ended	120 Months Ended
	Dec. 31, 2024	[1]	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
iMoneyNet, Inc. Government and Agency Retail Average (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.68%	2.13%	1.40%
iMoneyNet, Inc. Government and Agency Institutional Average (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.90%	2.27%	1.54%
Service Class
Prospectus [Line Items]
Average Annual Return, Percent			4.66%	2.06%	1.30%
Preferred Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	5.20%		5.18%
Performance Inception Date			Dec. 29, 2023
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			5.09%	2.34%	1.59%
Select Class
Prospectus [Line Items]
Average Annual Return, Percent			5.01%	2.28%	1.53%
Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent			4.72%	2.13%	1.38%

[1]	The total return shown for the Preferred Institutional Class Shares is for the period beginning December 29, 2023 (commencement of operations). The total returns for same corresponding period for the iMoneyNet Inc. Government and Agency Retail Average and iMoneyNet Inc. Government and Agency Institutional Average were 4.67% and 4.88%, respectively.